Commitments and Contingent Liabilities (Details) ¥ in Millions		1 Months Ended
	May 18, 2026 USD ($)	May 31, 2026 USD ($)	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥) pharmacy	Mar. 31, 2024 JPY (¥) lawsuit	Dec. 31, 2013 lawsuit
Disclosure of contingent liabilities [line items]
Contractual commitments for acquisition of property, plant and equipment			¥ 7,728
Contractual commitments for acquisition of intangible assets			1,333,609
Provisions			1,036,051	¥ 568,317	¥ 538,793
Aggregate provisions for legal and other disputes			415,749	¥ 12,462
ACTOS | U.S.
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit					6,100
ACTOS | Outside the U.S.
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit					1
ACTOS Antitrust Litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit						2
AMITIZA Antitrust Litigation, Third‑Party Payors | Forecast | Commencement of major litigation
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $	$ 884,943,990
AMITIZA Antitrust Litigation, Wholesaler Class | Forecast | Commencement of major litigation
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $	474,897,965
AMITIZA Antitrust Litigation, Individual Retailers | Forecast | Commencement of major litigation
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $	$ 346,837,646
DEXILANT Antitrust Litigation
Disclosure of contingent liabilities [line items]
Number of individual retail pharmacies | pharmacy				4
Department of Justice Civil Investigative Demands | Commencement of major litigation
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $		$ 13,670,000
Legal proceedings provision
Disclosure of contingent liabilities [line items]
Provisions			415,749	¥ 12,462	¥ 22,342
AMITIZA Antitrust Litigation
Disclosure of contingent liabilities [line items]
Provisions			¥ 403,510